Deferred Charges	6 Months Ended
Jun. 30, 2020
Deferred Charges
Deferred Charges

5.       Deferred Charges

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $22,883 and $27,648, at June 30, 2020 and December 31, 2019, respectively. Amortization of deferred dry-docking costs was $5,101 during the first six months of 2020 and $5,206 during the first six months of 2019 and is included in Depreciation and amortization in the accompanying interim Consolidated Statements of Comprehensive Income (Loss).